Share-based payments (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Weighted average share price	£ 1.18	£ 1.18	£ 1.22
Expense from share-based payment transactions		£ 573,062	£ 835,792
Weighted average remaining contractual life	6 years	7 years	8 years
Expected volatility, share options granted	75.00%	75.00%	70.00%
Shares issued	19,547,600	19,458,030	18,551,910
Share-based payments		£ 804,714	£ 835,792
Reverse share split, description	10 for 1 share split
Consultancy Business [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted		70.00%
Shares issued		232,550
Exercise price		£ 4.30
Share-based payments		£ 411,652